Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Raw materials and consumables	$ 391	$ 331
Work in progress	161	163
Finished goods	717	654
Engineering and maintenance materials	116	115
Provision against inventories	(15)	(18)
Current inventories	1,370	1,245
Classes of Current Inventories [Line Items]
Inventory write-down	6	8	$ 12
Reversal of inventory write-down	3	2	2
Continuing operations [member]
Classes of Current Inventories [Line Items]
Current raw materials	4,600	4,600	5,300
Discontinued operations [member]
Classes of Current Inventories [Line Items]
Current raw materials	$ 0	$ 0	$ 200